WARRANT LIABILITY	6 Months Ended
Sep. 30, 2022
Warrant Liability
WARRANT LIABILITY

NOTE 13. WARRANT LIABILITY

Below is the roll-forward of warrants issued by entity (see Note 11, “Unsecured Notes Payable”):

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2022	$6.64	33,888	$33
Exercise of warrants as of September 30, 2022	$6.64	–	–
Fair value adjustment as of September 30, 2022 (1) (2)	–	–	(25)
Warrants outstanding, September 30, 2022	$6.64	33,888	$8

(1)	Portage warrant liability valued at contract price, adjusted for fair value using the Black-Scholes model.

The Black-Scholes assumptions used in the fair value calculation of the warrants as of September 30, 2022 were:

Risk free rate: 1.40%

Expected Dividend: $0

Expected Life: 0.03 years

Volatility: 23.94%

(2)	The Company recognized a gain of $0.024 million and $0.025 million in the three and six months ended September 30, 2022, respectively, to reflect the change in fair value of the underlying warrants. The Company recognized a gain of $0.015 million and $0.384 million in the three and six months ended September 30, 2021, respectively, to reflect the change in fair value of the underlying warrants. The warrants expired in October 2022 unexercised.